Capitalized Acquisition Costs, Net	9 Months Ended
Sep. 30, 2020
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Capitalized Acquisition Costs, Net
8.	Capitalized Acquisition Costs, Net

Capitalized acquisition costs, net were $26.4 million and $29.7 million at December 31, 2019 and September 30, 2020, respectively. This consists of upfront processing bonuses with a gross carrying value of $39.2 million and $52.3 million and accumulated amortization of $12.8 million and $22.6 million at December 31, 2019 September 30, 2020, respectively.

Capitalized acquisition costs had a weighted average amortization period of four years at December 31, 2019 and three years at September 30, 2020.

Amortization expense for capitalized acquisition costs is $2.5 million and $6.9 million for the three and nine months ended September 30, 2019, respectively, and $4.2 million and $11.2 million for the three and nine months ended September 30, 2020, respectively, and is included in “Cost of sales” in the unaudited Condensed Consolidated Statements of Operations.

As of September 30, 2020, the estimated future amortization expense for capitalized acquisition costs is as follows:

2020 (remaining three months)	$4.2
2021	14.2
2022	9.2
2023	2.1

Total	$29.7